Therapy development expense (Details) - Therapy development expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of therapy development expenses [Line Items]
Staff costs	€ 1,586	€ 696	€ 553
Consulting and contractors' fees	1,464	813	169
Facilities	8	8
Clinical studies		150
Travel	174	123	85
Other	367	74	95
Total therapy development expenses	3,599	€ 1,864	902
Increase in amount of therapy development expense	€ 1,700
Percentage of increase in therapy development expense	93.10%	106.70%
Therapy development expenses	€ 3,599	€ 1,864	€ 902